Discontinued Operations (Details) - Schedule of the group calculated a loss resulting from such disposition ¥ in Thousands, $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 22, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of The Group Calculated a Loss Resulting From Such Disposition Abstract
Consideration
Cash and cash equivalents	5,376
Contract assets	3,845							$ 5,323
Accounts receivable	42,716							44,291
Other contract costs, Current	8,221							32,241
Prepayments and other current assets	47,961							38,600
Amounts due from related parties	5,560							7,265
Prepaid income tax	14,243							14,479
Current assets for discontinued operations, Total								142,199
Restricted cash	12,100			¥ 8,840		¥ 10,358
Other contract costs, non-current	16,388							11,149
Equity method investments	27,564							24,403
Property and equipment, net	11,051							85,803
Intangible assets, net	11,598							14,675
Deferred tax assets	42,449							25,991
Goodwill	192,962							192,962
Right-of-use assets	43,353							105,551
Other non-current assets	16,050							26,254
Non-current assets for discontinued operations, Total								486,788
Accounts payable	(15,019)				$ 16,164
Bank loans								6,000
Deferred revenue, current	(130,704)				213,006
Salary and welfare payable	(9,408)				27,404
Financial liabilities from contracts with customers	(267,796)							337,932
Accrued expenses and other payables	(49,525)				36,575
Income taxes payable	(135)				195
Current lease liabilities	(17,902)							35,817
Amounts due to related parties	(22,232)				$ 11,256
Current liabilities for discontinued operations, Total								684,349
Deferred revenue, non-current	(30,852)							35,546
Deferred tax liabilities	(858)							4,433
Non current tax payable								34,137
Non-current tax payable	(34,265)
Lease liabilities	(15,504)							59,824
Non-current liabilities for discontinued operations, Total								133,940
Net assets of ELT business related VIEs*	(92,763)
Non-controlling interest of ELT business related VIEs	18,035	¥ (14,135)	$ (2,049)	¥ (1,998)		¥ (1,798)
Less: Net assets of ELT business related VIEs contributable to the Company	(74,728)
Gain on disposal of ELT business related VIEs	$ 74,728
Current assets for discontinued operations